Financial Instruments and Risk Management (Contractual Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Operating and financing leases, less than 1 year	$ 0.5
Operating and financing leases, 2-3 years	0.6
Operating and financing leases, 4-5 years	0.0
Operating and financing leases, more than 5 years	0.0
Operating and financing leases, total	1.1
Accounts payable and accrued liabilities, less than 1 year	195.0	$ 172.7
Accounts payable and accrued liabilities, 2-3 years	0.0
Accounts payable and accrued liabilities, 4-5 years	0.0
Accounts payable and accrued liabilities, more than 5 years	0.0
Accounts payable and accrued liabilities, total	195.0
Decommissioning liability, less than 1 year	12.6
Decommissioning liability, 2-3 years	31.5
Decommissioning liability, 4-5 years	51.4
Decommissioning liability, more than 5 years	69.7
Decommissioning liability, total	165.2	$ 134.0
Capital commitments, less than 1 year	87.5
Capital commitments, 2-3 years	32.7
Capital commitments, 4-5 years	0.0
Capital commitments, more than 5 years	0.0
Capital commitments, total	120.2
Contractual obligation, less than 1 year	295.6
Contractual obligation, 2-3 years	64.8
Contractual obligation, 4-5 years	51.4
Contractual obligation, more than 5 years	69.7
Contractual obligation, total	$ 481.5